Employee benefits - History of Experience Adjustments From Inception (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	€ 158.3	€ 132.1	€ 244.2
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	151.9	125.7	233.1
Experience losses on plan liabilities	9.8	7.7	1.8
Experience losses/(gains) on plan assets	0.6	4.4	(9.6)
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	268.3	239.7	352.6
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	261.9	233.3	341.5
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	(110.0)	(107.6)	(108.4)
Plan assets | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	€ (110.0)	€ (107.6)	€ (108.4)